Intangible assets (Tables)	9 Months Ended
Sep. 30, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets

	Acquired
	Customer relationships	Technology	Trademarks	Total
	$	$	$	$
Cost
Balance – December 31, 2022	1,335	502	43	1,880
Acquisitions through business combinations	—	5,956	—	5,956
Effects of foreign exchange	(15)	(5)	—	(20)
Balance – September 30, 2023	1,320	6,453	43	7,816

	Acquired
	Customer relationships	Technology	Trademarks	Total

Balance – December 31, 2022	483	218	29	730
Amortization	168	512	12	692
Effects of foreign exchange	(8)	(7)	(1)	(16)
Balance – September 30, 2023	643	723	40	1,406

Carrying value
Balance – December 31, 2022	852	284	14	1,150
Balance – September 30, 2023	677	5,730	3	6,410